Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ 3,180	₨ 2,187	₨ 3,849
Credit/(charge) in the consolidated statement of income	(4,280)	(475)	(1,592)
Credit/(charge) in other comprehensive income	(1,313)	1,645	(616)
On account of business combination		(177)
Other (if any)	(556)		546
Ending balance	(2,969)	3,180	2,187
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,044	3,149	5,694
Credit/(charge) in the consolidated statement of income	(230)	(1,287)	(2,879)
Credit/(charge) in other comprehensive income	(22)	182	334
Other (if any)	(155)
Ending balance	1,637	2,044	3,149
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,994	3,713	3,107
Credit/(charge) in the consolidated statement of income	279	1,033	295
Credit/(charge) in other comprehensive income	(171)	248	(22)
Other (if any)	13		333
Ending balance	5,115	4,994	3,713
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,921	4,521	4,499
Credit/(charge) in the consolidated statement of income	(734)	(591)	9
Credit/(charge) in other comprehensive income	21	(9)	2
Other (if any)			11
Ending balance	3,208	3,921	4,521
Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,425		74
Credit/(charge) in the consolidated statement of income	(3,425)	3,425	(74)
Ending balance		3,425
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(686)	(1,840)	(2,166)
Credit/(charge) in the consolidated statement of income	(649)	1,150	219
Credit/(charge) in other comprehensive income	66	4	(94)
Other (if any)	1		201
Ending balance	(1,268)	(686)	(1,840)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,166)	(1,899)	(1,810)
Credit/(charge) in the consolidated statement of income	34	(92)	16
Credit/(charge) in other comprehensive income	67	(175)	(105)
Ending balance	(2,065)	(2,166)	(1,899)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,541)	(2,295)	(3,190)
Credit/(charge) in the consolidated statement of income	759	1,021	1,076
Credit/(charge) in other comprehensive income	(55)	(90)	(181)
On account of business combination		(177)
Other (if any)	(412)
Ending balance	(1,249)	(1,541)	(2,295)
Interest income and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(626)	(1,455)	(1,712)
Credit/(charge) in the consolidated statement of income	(730)	599	186
Credit/(charge) in other comprehensive income	(226)	230	71
Ending balance	(1,582)	(626)	(1,455)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	561	(604)	29
Credit/(charge) in other comprehensive income	(1,013)	1,165	(633)
Ending balance	(452)	561	(604)
SEZ Re-investment Reserve [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(6,614)	(1,132)
Credit/(charge) in the consolidated statement of income	120	(5,482)	(1,132)
Ending balance	(6,494)	(6,614)	(1,132)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(121)	318	(403)
Credit/(charge) in the consolidated statement of income	195	(536)	693
Credit/(charge) in other comprehensive income	16	97	27
Other (if any)			1
Ending balance	90	(121)	318
Contract asset / (Contract liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11)	(289)	(273)
Credit/(charge) in the consolidated statement of income	101	285	(1)
Credit/(charge) in other comprehensive income	4	(7)	(15)
Other (if any)	(3)
Ending balance	₨ 91	₨ (11)	₨ (289)